Income Taxes (Details) - Schedule of Reconciliation of the Federal Statutory Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of the Federal Statutory Rate [Abstract]
Benefit for income taxes at federal statutory rate	21.00%	21.00%
State and local income taxes, net of federal benefit	3.90%	3.90%
Goodwill impairment
Change in state rate
Less valuation allowance	(24.90%)	(24.90%)
Effective income tax rate	0.00%	0.00%